DEBT - Summary of Debt Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2023	$ 92,865
2024	274,101
2025	277,443
2026	116,610
2027	187,870
Thereafter	182,617
Total	1,131,506	$ 1,273,723
Deferred charges	(10,650)	(11,378)	$ (8,539)	$ (8,278)
Long-term Debt, Total	$ 1,120,856	$ 1,262,345	$ 1,045,483	$ 1,113,870